Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rydex Dynamic Funds
Entity Central Index Key	0001092720
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000010370
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$192	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 192
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow 2x Strategy Fund (Class A)‡	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,192	$11,717	$11,991
3/31/18	$17,861	$13,357	$14,316
3/31/19	$20,117	$14,625	$15,760
3/31/20	$12,959	$13,605	$13,651
3/31/21	$28,536	$21,271	$20,992
3/31/22	$31,390	$24,599	$22,484
3/31/23	$27,551	$22,698	$22,039
3/31/24	$37,650	$29,480	$26,927
3/31/25	$39,570	$31,913	$28,919
3/31/26	$45,178	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	14.18%	9.62%	16.84%
Class A (with sales charge) ‡	8.75%	8.56%	16.28%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 35,754,921
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 322,147
InvestmentCompanyPortfolioTurnover	492.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$35,754,921 Total Number of Portfolio Holdings36 Portfolio Turnover Rate492% Total Advisory Fees Paid$322,147
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	13.1%
Technology	13.3%
Industrial	13.9%
Financial	22.1%
OTC Equity Index Swap Agreements	55.2%
Equity Futures Contracts Purchased	63.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	9.2%
Caterpillar, Inc.	7.7%
Microsoft Corp.	4.0%
Amgen, Inc.	3.8%
Home Depot, Inc.	3.6%
Sherwin-Williams Co.	3.5%
McDonald's Corp.	3.4%
American Express Co.	3.3%
Visa, Inc. — Class A	3.3%
JPMorgan Chase & Co.	3.2%
Total	45.0%

Material Fund Change [Text Block]
C000010371
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 271
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow 2x Strategy Fund (Class C)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,749	$11,717	$11,991
3/31/18	$18,480	$13,357	$14,316
3/31/19	$20,662	$14,625	$15,760
3/31/20	$13,212	$13,605	$13,651
3/31/21	$28,877	$21,271	$20,992
3/31/22	$31,521	$24,599	$22,484
3/31/23	$27,468	$22,698	$22,039
3/31/24	$37,260	$29,480	$26,927
3/31/25	$38,871	$31,913	$28,919
3/31/26	$44,048	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	13.32%	8.81%	15.98%
Class C (with CDSC) ‡	12.32%	8.81%	15.98%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 35,754,921
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 322,147
InvestmentCompanyPortfolioTurnover	492.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$35,754,921 Total Number of Portfolio Holdings36 Portfolio Turnover Rate492% Total Advisory Fees Paid$322,147
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	13.1%
Technology	13.3%
Industrial	13.9%
Financial	22.1%
OTC Equity Index Swap Agreements	55.2%
Equity Futures Contracts Purchased	63.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	9.2%
Caterpillar, Inc.	7.7%
Microsoft Corp.	4.0%
Amgen, Inc.	3.8%
Home Depot, Inc.	3.6%
Sherwin-Williams Co.	3.5%
McDonald's Corp.	3.4%
American Express Co.	3.3%
Visa, Inc. — Class A	3.3%
JPMorgan Chase & Co.	3.2%
Total	45.0%

Material Fund Change [Text Block]
C000010372
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$192	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 192
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow 2x Strategy Fund (Class H)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,850	$11,717	$11,991
3/31/18	$18,748	$13,357	$14,316
3/31/19	$21,118	$14,625	$15,760
3/31/20	$13,605	$13,605	$13,651
3/31/21	$29,952	$21,271	$20,992
3/31/22	$32,947	$24,599	$22,484
3/31/23	$28,912	$22,698	$22,039
3/31/24	$39,501	$29,480	$26,927
3/31/25	$41,511	$31,913	$28,919
3/31/26	$47,410	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	14.21%	9.62%	16.84%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 35,754,921
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 322,147
InvestmentCompanyPortfolioTurnover	492.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$35,754,921 Total Number of Portfolio Holdings36 Portfolio Turnover Rate492% Total Advisory Fees Paid$322,147
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	13.1%
Technology	13.3%
Industrial	13.9%
Financial	22.1%
OTC Equity Index Swap Agreements	55.2%
Equity Futures Contracts Purchased	63.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	9.2%
Caterpillar, Inc.	7.7%
Microsoft Corp.	4.0%
Amgen, Inc.	3.8%
Home Depot, Inc.	3.6%
Sherwin-Williams Co.	3.5%
McDonald's Corp.	3.4%
American Express Co.	3.3%
Visa, Inc. — Class A	3.3%
JPMorgan Chase & Co.	3.2%
Total	45.0%

Material Fund Change [Text Block]
C000010373
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$162	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 162
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Inverse Dow 2x Strategy Fund (Class A)‡	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$9,525	$10,000	$10,000
3/31/17	$6,405	$11,717	$11,991
3/31/18	$4,383	$13,357	$14,316
3/31/19	$3,512	$14,625	$15,760
3/31/20	$3,591	$13,605	$13,651
3/31/21	$1,291	$21,271	$20,992
3/31/22	$1,051	$24,599	$22,484
3/31/23	$1,048	$22,698	$22,039
3/31/24	$785	$29,480	$26,927
3/31/25	$741	$31,913	$28,919
3/31/26	$601	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-18.88%	-14.17%	-24.15%
Class A (with sales charge) ‡	-22.74%	-15.00%	-24.51%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 3,502,231
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 31,481
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,502,231 Total Number of Portfolio Holdings6 Portfolio Turnover Rate-% Total Advisory Fees Paid$31,481
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-172.4%
Equity Futures Contracts Sold Short	-26.6%

Material Fund Change [Text Block]
C000010374
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$230	2.55%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 230
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Inverse Dow 2x Strategy Fund (Class C)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,678	$11,717	$11,991
3/31/18	$4,531	$13,357	$14,316
3/31/19	$3,598	$14,625	$15,760
3/31/20	$3,657	$13,605	$13,651
3/31/21	$1,305	$21,271	$20,992
3/31/22	$1,055	$24,599	$22,484
3/31/23	$1,044	$22,698	$22,039
3/31/24	$775	$29,480	$26,927
3/31/25	$727	$31,913	$28,919
3/31/26	$585	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-19.50%	-14.83%	-24.71%
Class C (with CDSC) ‡	-20.26%	-14.83%	-24.71%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 3,502,231
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 31,481
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,502,231 Total Number of Portfolio Holdings6 Portfolio Turnover Rate-% Total Advisory Fees Paid$31,481
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-172.4%
Equity Futures Contracts Sold Short	-26.6%

Material Fund Change [Text Block]
C000010375
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$161	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 161
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and NVIDIA Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Inverse Dow 2x Strategy Fund (Class H)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,729	$11,717	$11,991
3/31/18	$4,604	$13,357	$14,316
3/31/19	$3,684	$14,625	$15,760
3/31/20	$3,771	$13,605	$13,651
3/31/21	$1,356	$21,271	$20,992
3/31/22	$1,104	$24,599	$22,484
3/31/23	$1,100	$22,698	$22,039
3/31/24	$823	$29,480	$26,927
3/31/25	$778	$31,913	$28,919
3/31/26	$631	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-18.90%	-14.20%	-24.15%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 3,502,231
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 31,481
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,502,231 Total Number of Portfolio Holdings6 Portfolio Turnover Rate-% Total Advisory Fees Paid$31,481
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-172.4%
Equity Futures Contracts Sold Short	-26.6%

Material Fund Change [Text Block]
C000010364
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$202	1.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 202
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® 2x Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,736	$11,717	$12,277
3/31/18	$19,355	$13,357	$15,026
3/31/19	$22,677	$14,625	$17,033
3/31/20	$22,504	$13,605	$18,229
3/31/21	$58,376	$21,271	$30,786
3/31/22	$71,059	$24,599	$35,139
3/31/23	$49,221	$22,698	$31,502
3/31/24	$86,605	$29,480	$43,992
3/31/25	$87,514	$31,913	$46,824
3/31/26	$119,568	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	36.63%	15.42%	28.79%
Class A (with sales charge) ‡	30.14%	14.30%	28.16%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 852,332,329
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 9,215,195
InvestmentCompanyPortfolioTurnover	601.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$852,332,329 Total Number of Portfolio Holdings115 Portfolio Turnover Rate601% Total Advisory Fees Paid$9,215,195
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.8%
Consumer, Non-cyclical	7.6%
Consumer, Cyclical	10.6%
Communications	22.1%
Technology	40.2%
Equity Futures Contracts Purchased	54.0%
OTC Equity Index Swap Agreements	61.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Walmart, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Total	39.9%

Material Fund Change [Text Block]
C000010365
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$290	2.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 290
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® 2x Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,313	$11,717	$12,277
3/31/18	$20,011	$13,357	$15,026
3/31/19	$23,270	$14,625	$17,033
3/31/20	$22,921	$13,605	$18,229
3/31/21	$59,003	$21,271	$30,786
3/31/22	$71,215	$24,599	$35,139
3/31/23	$48,958	$22,698	$31,502
3/31/24	$85,504	$29,480	$43,992
3/31/25	$85,765	$31,913	$46,824
3/31/26	$116,267	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	35.56%	14.53%	27.80%
Class C (with CDSC) ‡	34.56%	14.53%	27.80%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 852,332,329
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 9,215,195
InvestmentCompanyPortfolioTurnover	601.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$852,332,329 Total Number of Portfolio Holdings115 Portfolio Turnover Rate601% Total Advisory Fees Paid$9,215,195
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.8%
Consumer, Non-cyclical	7.6%
Consumer, Cyclical	10.6%
Communications	22.1%
Technology	40.2%
Equity Futures Contracts Purchased	54.0%
OTC Equity Index Swap Agreements	61.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Walmart, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Total	39.9%

Material Fund Change [Text Block]
C000010366
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$211	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 211
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® 2x Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,422	$11,717	$12,277
3/31/18	$20,314	$13,357	$15,026
3/31/19	$23,802	$14,625	$17,033
3/31/20	$23,621	$13,605	$18,229
3/31/21	$61,273	$21,271	$30,786
3/31/22	$74,588	$24,599	$35,139
3/31/23	$51,667	$22,698	$31,502
3/31/24	$90,913	$29,480	$43,992
3/31/25	$91,866	$31,913	$46,824
3/31/26	$125,511	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	36.63%	15.42%	28.79%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 852,332,329
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 9,215,195
InvestmentCompanyPortfolioTurnover	601.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$852,332,329 Total Number of Portfolio Holdings115 Portfolio Turnover Rate601% Total Advisory Fees Paid$9,215,195
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.8%
Consumer, Non-cyclical	7.6%
Consumer, Cyclical	10.6%
Communications	22.1%
Technology	40.2%
Equity Futures Contracts Purchased	54.0%
OTC Equity Index Swap Agreements	61.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.0%
Walmart, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Total	39.9%

Material Fund Change [Text Block]
C000010367
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	2.09%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 169
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® 2x Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$6,033	$11,717	$12,277
3/31/18	$3,851	$13,357	$15,026
3/31/19	$2,770	$14,625	$17,033
3/31/20	$1,898	$13,605	$18,229
3/31/21	$532	$21,271	$30,786
3/31/22	$352	$24,599	$35,139
3/31/23	$354	$22,698	$31,502
3/31/24	$193	$29,480	$43,992
3/31/25	$173	$31,913	$46,824
3/31/26	$107	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-38.01%	-27.39%	-36.11%
Class A (with sales charge) ‡	-40.94%	-28.10%	-36.46%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 10,764,981
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 349,299
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$10,764,981 Total Number of Portfolio Holdings11 Portfolio Turnover Rate-% Total Advisory Fees Paid$349,299
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-166.3%
Equity Futures Contracts Sold Short	-35.5%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.09% for the year ended March 31, 2026, an increase of 0.19% compared to the prior year. The primary driver of the increase was an increase in interest expense on rehypothecated collateral associated with certain derivatives.

C000010368
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.84%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 229
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® 2x Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,316	$11,717	$12,277
3/31/18	$4,005	$13,357	$15,026
3/31/19	$2,860	$14,625	$17,033
3/31/20	$1,948	$13,605	$18,229
3/31/21	$542	$21,271	$30,786
3/31/22	$356	$24,599	$35,139
3/31/23	$355	$22,698	$31,502
3/31/24	$192	$29,480	$43,992
3/31/25	$171	$31,913	$46,824
3/31/26	$105	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-38.47%	-27.96%	-36.58%
Class C (with CDSC) ‡	-39.01%	-27.96%	-36.58%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 10,764,981
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 349,299
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$10,764,981 Total Number of Portfolio Holdings11 Portfolio Turnover Rate-% Total Advisory Fees Paid$349,299
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-166.3%
Equity Futures Contracts Sold Short	-35.5%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.84% for the year ended March 31, 2026, an increase of 0.21% compared to the prior year. The primary driver of the increase was an increase in interest expense on rehypothecated collateral associated with certain derivatives.

C000010369
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$152	1.87%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 152
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® 2x Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,347	$11,717	$12,277
3/31/18	$4,051	$13,357	$15,026
3/31/19	$2,910	$14,625	$17,033
3/31/20	$1,993	$13,605	$18,229
3/31/21	$560	$21,271	$30,786
3/31/22	$371	$24,599	$35,139
3/31/23	$372	$22,698	$31,502
3/31/24	$203	$29,480	$43,992
3/31/25	$182	$31,913	$46,824
3/31/26	$113	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-37.88%	-27.37%	-36.09%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 10,764,981
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 349,299
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$10,764,981 Total Number of Portfolio Holdings11 Portfolio Turnover Rate-% Total Advisory Fees Paid$349,299
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-166.3%
Equity Futures Contracts Sold Short	-35.5%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended March 31, 2026, an increase of 0.08% compared to the prior year. The primary driver of the increase was an increase in interest expense on rehypothecated collateral associated with certain derivatives.

C000033105
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$215	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 215
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 2x Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$14,378	$11,717	$12,622
3/31/18	$17,061	$13,357	$14,110
3/31/19	$16,478	$14,625	$14,399
3/31/20	$8,079	$13,605	$10,945
3/31/21	$27,153	$21,271	$21,326
3/31/22	$22,400	$24,599	$20,092
3/31/23	$15,479	$22,698	$17,760
3/31/24	$19,902	$29,480	$21,260
3/31/25	$16,389	$31,913	$20,409
3/31/26	$22,933	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	39.94%	-3.32%	9.18%
Class A (with sales charge) ‡	33.29%	-4.26%	8.65%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 53,578,522
Holdings Count | Holding	1,949
Advisory Fees Paid, Amount	$ 375,735
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$53,578,522 Total Number of Portfolio Holdings1,949 Portfolio Turnover Rate40% Total Advisory Fees Paid$375,735
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.9%
Consumer, Non-cyclical	6.0%
Financial	6.1%
Equity Futures Contracts Purchased	52.3%
OTC Equity Index Swap Agreements	119.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Bloom Energy Corp. — Class A	0.3%
Coeur Mining, Inc.	0.2%
Fabrinet	0.2%
Nextpower, Inc. — Class A	0.2%
EchoStar Corp. — Class A	0.1%
Credo Technology Group Holding Ltd.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Advanced Energy Industries, Inc.	0.1%
Total	2.3%

Material Fund Change [Text Block]
C000033106
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$302	2.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 302
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 2x Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,983	$11,717	$12,622
3/31/18	$17,648	$13,357	$14,110
3/31/19	$16,918	$14,625	$14,399
3/31/20	$8,234	$13,605	$10,945
3/31/21	$27,466	$21,271	$21,326
3/31/22	$22,486	$24,599	$20,092
3/31/23	$15,422	$22,698	$17,760
3/31/24	$19,682	$29,480	$21,260
3/31/25	$16,087	$31,913	$20,409
3/31/26	$22,343	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	38.89%	-4.04%	8.37%
Class C (with CDSC) ‡	37.89%	-4.04%	8.37%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 53,578,522
Holdings Count | Holding	1,949
Advisory Fees Paid, Amount	$ 375,735
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$53,578,522 Total Number of Portfolio Holdings1,949 Portfolio Turnover Rate40% Total Advisory Fees Paid$375,735
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.9%
Consumer, Non-cyclical	6.0%
Financial	6.1%
Equity Futures Contracts Purchased	52.3%
OTC Equity Index Swap Agreements	119.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Bloom Energy Corp. — Class A	0.3%
Coeur Mining, Inc.	0.2%
Fabrinet	0.2%
Nextpower, Inc. — Class A	0.2%
EchoStar Corp. — Class A	0.1%
Credo Technology Group Holding Ltd.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Advanced Energy Industries, Inc.	0.1%
Total	2.3%

Material Fund Change [Text Block]
C000033107
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$224	1.87%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 224
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 2x Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$15,087	$11,717	$12,622
3/31/18	$17,893	$13,357	$14,110
3/31/19	$17,249	$14,625	$14,399
3/31/20	$8,443	$13,605	$10,945
3/31/21	$28,357	$21,271	$21,326
3/31/22	$23,389	$24,599	$20,092
3/31/23	$16,150	$22,698	$17,760
3/31/24	$20,747	$29,480	$21,260
3/31/25	$17,066	$31,913	$20,409
3/31/26	$23,854	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	39.79%	-3.40%	9.08%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 53,578,522
Holdings Count | Holding	1,949
Advisory Fees Paid, Amount	$ 375,735
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$53,578,522 Total Number of Portfolio Holdings1,949 Portfolio Turnover Rate40% Total Advisory Fees Paid$375,735
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.9%
Consumer, Non-cyclical	6.0%
Financial	6.1%
Equity Futures Contracts Purchased	52.3%
OTC Equity Index Swap Agreements	119.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Bloom Energy Corp. — Class A	0.3%
Coeur Mining, Inc.	0.2%
Fabrinet	0.2%
Nextpower, Inc. — Class A	0.2%
EchoStar Corp. — Class A	0.1%
Credo Technology Group Holding Ltd.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Advanced Energy Industries, Inc.	0.1%
Total	2.3%

Material Fund Change [Text Block]
C000033108
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$136	1.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 136
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® 2x Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$5,491	$11,717	$12,622
3/31/18	$4,220	$13,357	$14,110
3/31/19	$3,852	$14,625	$14,399
3/31/20	$4,885	$13,605	$10,945
3/31/21	$930	$21,271	$21,326
3/31/22	$892	$24,599	$20,092
3/31/23	$972	$22,698	$17,760
3/31/24	$690	$29,480	$21,260
3/31/25	$745	$31,913	$20,409
3/31/26	$436	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-41.49%	-14.07%	-26.55%
Class A (with sales charge) ‡	-44.27%	-14.91%	-26.91%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 3,969,463
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 38,115
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,969,463 Total Number of Portfolio Holdings7 Portfolio Turnover Rate-% Total Advisory Fees Paid$38,115
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-121.7%
Equity Futures Contracts Sold Short	-79.1%

Material Fund Change [Text Block]
C000033109
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$195	2.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 195
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® 2x Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$5,723	$11,717	$12,622
3/31/18	$4,367	$13,357	$14,110
3/31/19	$3,957	$14,625	$14,399
3/31/20	$4,980	$13,605	$10,945
3/31/21	$941	$21,271	$21,326
3/31/22	$894	$24,599	$20,092
3/31/23	$969	$22,698	$17,760
3/31/24	$682	$29,480	$21,260
3/31/25	$731	$31,913	$20,409
3/31/26	$426	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-41.80%	-14.67%	-27.08%
Class C (with CDSC) ‡	-42.36%	-14.67%	-27.08%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 3,969,463
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 38,115
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,969,463 Total Number of Portfolio Holdings7 Portfolio Turnover Rate-% Total Advisory Fees Paid$38,115
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-121.7%
Equity Futures Contracts Sold Short	-79.1%

Material Fund Change [Text Block]
C000033110
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$141	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 141
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® 2x Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$5,761	$11,717	$12,622
3/31/18	$4,429	$13,357	$14,110
3/31/19	$4,042	$14,625	$14,399
3/31/20	$5,117	$13,605	$10,945
3/31/21	$969	$21,271	$21,326
3/31/22	$924	$24,599	$20,092
3/31/23	$1,006	$22,698	$17,760
3/31/24	$714	$29,480	$21,260
3/31/25	$771	$31,913	$20,409
3/31/26	$454	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-41.06%	-14.06%	-26.59%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 3,969,463
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 38,115
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,969,463 Total Number of Portfolio Holdings7 Portfolio Turnover Rate-% Total Advisory Fees Paid$38,115
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-121.7%
Equity Futures Contracts Sold Short	-79.1%

Material Fund Change [Text Block]
C000010355
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$200	1.78%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 200
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® 2x Strategy Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$12,568	$11,717
3/31/18	$15,575	$13,357
3/31/19	$17,404	$14,625
3/31/20	$13,094	$13,605
3/31/21	$29,782	$21,271
3/31/22	$37,998	$24,599
3/31/23	$29,051	$22,698
3/31/24	$44,687	$29,480
3/31/25	$47,549	$31,913
3/31/26	$59,476	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	25.08%	14.84%	20.10%
Class A (with sales charge) ‡	19.14%	13.72%	19.52%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 178,136,839
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 1,894,372
InvestmentCompanyPortfolioTurnover	1445.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$178,136,839 Total Number of Portfolio Holdings513 Portfolio Turnover Rate1,445% Total Advisory Fees Paid$1,894,372
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.1%
Consumer, Cyclical	7.0%
Industrial	7.3%
Financial	11.7%
Consumer, Non-cyclical	11.9%
Communications	13.9%
Technology	26.2%
Equity Futures Contracts Purchased	38.5%
OTC Equity Index Swap Agreements	76.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Total	30.9%

Material Fund Change [Text Block]
C000010356
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$284	2.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 284
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® 2x Strategy Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$13,096	$11,717
3/31/18	$16,108	$13,357
3/31/19	$17,866	$14,625
3/31/20	$13,341	$13,605
3/31/21	$30,118	$21,271
3/31/22	$38,136	$24,599
3/31/23	$28,939	$22,698
3/31/24	$44,183	$29,480
3/31/25	$46,667	$31,913
3/31/26	$57,932	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	24.14%	13.98%	19.20%
Class C (with CDSC) ‡	23.14%	13.98%	19.20%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 178,136,839
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 1,894,372
InvestmentCompanyPortfolioTurnover	1445.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$178,136,839 Total Number of Portfolio Holdings513 Portfolio Turnover Rate1,445% Total Advisory Fees Paid$1,894,372
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.1%
Consumer, Cyclical	7.0%
Industrial	7.3%
Financial	11.7%
Consumer, Non-cyclical	11.9%
Communications	13.9%
Technology	26.2%
Equity Futures Contracts Purchased	38.5%
OTC Equity Index Swap Agreements	76.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Total	30.9%

Material Fund Change [Text Block]
C000010357
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$199	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 199
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® 2x Strategy Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$13,193	$11,717
3/31/18	$16,348	$13,357
3/31/19	$18,266	$14,625
3/31/20	$13,742	$13,605
3/31/21	$31,255	$21,271
3/31/22	$39,878	$24,599
3/31/23	$30,487	$22,698
3/31/24	$46,891	$29,480
3/31/25	$49,889	$31,913
3/31/26	$62,361	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	25.00%	14.82%	20.09%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 178,136,839
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 1,894,372
InvestmentCompanyPortfolioTurnover	1445.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$178,136,839 Total Number of Portfolio Holdings513 Portfolio Turnover Rate1,445% Total Advisory Fees Paid$1,894,372
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.1%
Consumer, Cyclical	7.0%
Industrial	7.3%
Financial	11.7%
Consumer, Non-cyclical	11.9%
Communications	13.9%
Technology	26.2%
Equity Futures Contracts Purchased	38.5%
OTC Equity Index Swap Agreements	76.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Total	30.9%

Material Fund Change [Text Block]
C000010361
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$154	1.79%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 154
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® 2x Strategy Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$6,702	$11,717
3/31/18	$5,081	$13,357
3/31/19	$4,126	$14,625
3/31/20	$3,809	$13,605
3/31/21	$1,343	$21,271
3/31/22	$926	$24,599
3/31/23	$987	$22,698
3/31/24	$648	$29,480
3/31/25	$597	$31,913
3/31/26	$431	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-27.89%	-20.35%	-26.62%
Class A (with sales charge) ‡	-31.31%	-21.12%	-26.99%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 58,371,012
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 131,207
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$58,371,012 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-% Total Advisory Fees Paid$131,207
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-143.5%
Equity Futures Contracts Sold Short	-52.9%

Material Fund Change [Text Block]
C000010362
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.56%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 220
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® 2x Strategy Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$6,979	$11,717
3/31/18	$5,250	$13,357
3/31/19	$4,231	$14,625
3/31/20	$3,881	$13,605
3/31/21	$1,358	$21,271
3/31/22	$929	$24,599
3/31/23	$983	$22,698
3/31/24	$640	$29,480
3/31/25	$586	$31,913
3/31/26	$419	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-28.42%	-20.94%	-27.17%
Class C (with CDSC) ‡	-29.09%	-20.94%	-27.17%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 58,371,012
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 131,207
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$58,371,012 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-% Total Advisory Fees Paid$131,207
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-143.5%
Equity Futures Contracts Sold Short	-52.9%

Material Fund Change [Text Block]
C000010363
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 153
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® 2x Strategy Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$7,033	$11,717
3/31/18	$5,329	$13,357
3/31/19	$4,327	$14,625
3/31/20	$3,997	$13,605
3/31/21	$1,410	$21,271
3/31/22	$973	$24,599
3/31/23	$1,037	$22,698
3/31/24	$680	$29,480
3/31/25	$630	$31,913
3/31/26	$458	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-27.36%	-20.15%	-26.54%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 58,371,012
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 131,207
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$58,371,012 Total Number of Portfolio Holdings10 Portfolio Turnover Rate-% Total Advisory Fees Paid$131,207
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-143.5%
Equity Futures Contracts Sold Short	-52.9%

Material Fund Change [Text Block]